Annual Total Returns - Prospectus #3 - Calvert Bond Fund	Sep. 30, 2020
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Class A
Bar Chart Table:
2011	5.60%
2012	7.67%
2013	(2.61%)
2014	6.11%
2015	0.01%
2016	3.63%
2017	4.19%
2018	(0.16%)
2019	8.45%
2020	7.39%